Share capital (Details)	Jan. 25, 2023 $ / shares shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares
Share capital
Number of shares authorized		75,000,000	75,000,000
Ordinary shares
Share capital
Number of shares authorized	20,000,000
Stock split ratio	1
Par value per share | $ / shares	$ 0.0025
Ordinary shares | Consolidation of Authorized Ordinary shares [Member]
Share capital
Stock split ratio	25
Par value per share | $ / shares	$ 0.0001
Preferred shares
Share capital
Number of shares authorized	55,000,000	55,000,000	55,000,000